STOCKHOLDERS' EQUITY - Common Stock - (Details) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 01, 2021	Jul. 01, 2021	Jun. 21, 2021	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Net proceeds from issuance of shares					$ 18,000,000
Number of shares issued upon conversion					842,429
Net proceeds from offering		$ 18,200,000
Share price	$ 6.25
Equity issuance costs					$ 2,339,816
Issuance of common stock in connection with public offering					18,000,000
Issuance of common stock through exercise of stock options (in shares)				77,679
Issuance of common stock through exercise of stock options				$ 75,277	58,648
Shares issued in exchange for investor relation services (in shares)	2,000
Shares issued in exchange for investor relation services	$ 12,500				$ 12,500
Overallotment
Class of Stock [Line Items]
Net proceeds from issuance of shares		$ 2,500,000
Issuance of shares (in shares)		337,500
Underwriting Discounts		$ 1,900,000
Underwriting discounts		$ 200,000
Share price		$ 8.00
Issuance of common stock in connection with public offering		$ 2,700,000
Initial Public Offering
Class of Stock [Line Items]
Issuance of shares (in shares)			2,250,000
Underwriting Discounts		$ 1,900,000	$ 1,700,000
Net proceeds from offering			$ 15,700,000
Share price			$ 8.00
Equity issuance costs			$ 600,000
Issuance of common stock in connection with public offering			$ 18,000,000
Bridge Notes
Class of Stock [Line Items]
Number of shares issued upon conversion					842,429
Bridge Notes | Initial Public Offering
Class of Stock [Line Items]
Outstanding principal and accrued interest converted					$ 4,700,000
Convertible Notes. | Initial Public Offering
Class of Stock [Line Items]
Number of shares issued upon conversion					842,429